Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 34,238	$ 33,083	$ 31,931
Expenditures	1,197	1,438	1,244
Disposals	(236)	(19)	(458)
Amortization and impairment	(1,443)	(1,502)	(1,630)
Currency translation adjustment	1,161	(494)	148
Other	2,428	1,732	1,848
Net amount as of the end of the period	37,345	34,238	33,083
Exceptional asset impairments	235	340	472
VSB Group
Analysis of change in net intangible assets
Effect of changes in the consolidation scope	$ 1,644
SapuraOMV
Analysis of change in net intangible assets
Effect of changes in the consolidation scope		$ 833
Total Eren
Analysis of change in net intangible assets
Effect of changes in the consolidation scope			$ 2,238